Cash Flows (Tables)	3 Months Ended
Mar. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Supplemental Cash Flow Information
Supplemental disclosures of cash flow information were as follows:

	Three Months Ended
	March 31,
	2016	2015
	(In thousands)
Income taxes paid	$11,215	$40,009
Interest paid, excluding amounts capitalized	20,676	8,959

Non-cash investing and financing activities were as follows:
Assets acquired through capital lease obligations	$328	$19,511
Accrued capital expenditures	46,045	12,741
Distributions receivable from equity method investee	—	3,740
Distributions accrued on unvested NTI equity awards	3,964	—
Transfer of capital spares from fixed assets to other assets	699	—